Discontinued Operations	12 Months Ended
Oct. 31, 2015
Discontinued Operations.
Discontinued Operations

Note 2: Discontinued Operations

On November 1, 2015, HP completed the Separation of Hewlett Packard Enterprise. After the Separation, HP does not beneficially own any shares of Hewlett Packard Enterprise common stock and HP no longer consolidates Hewlett Packard Enterprise within its financial results or reflects the financial results of Hewlett Packard Enterprise within its continuing results of operations. The historical results of operations and statement of financial position of Hewlett Packard Enterprise have been presented as discontinued operations in the consolidated financial statements and prior periods have been revised.

In connection with the Separation, HP and Hewlett Packard Enterprise have entered into a separation and distribution agreement as well as various other agreements that provide a framework for the relationships between the parties going forward, including among others a tax matters agreement, an employee matters agreement, a transition service agreement, a real estate matters agreement, a master commercial agreement and an information technology service agreement. These agreements provide for the allocation between HP and Hewlett Packard Enterprise of assets, employees, liabilities and obligations (including investments, property, employee benefits and tax-related assets and liabilities) attributable to periods prior to, at and after the Separation and govern certain relationships between HP and Hewlett Packard Enterprise after the Separation.

HP no longer consolidates Hewlett Packard Enterprise within its financial results of continuing operations. The financial results of Hewlett Packard Enterprise are presented as Earnings from discontinued operations, net of taxes on the Consolidated Statements of Earnings. Discontinued operations include results of Hewlett Packard Enterprise’s business and separation costs primarily related to third-party consulting, contractor fees and other related costs.

HP has combined net revenue from products and services and cost of products and services in the Consolidated Statements of Earnings, as services after the Separation are not material.

The following table presents the financial results of HP’s discontinued operations:

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Net revenue	$51,892	$54,803	$57,025
Cost of sales(1)	37,072	39,408	41,626
Expenses(2)	13,269	12,466	11,784
Interest and other, net(3)	351	235	160

Earnings from discontinued operations before taxes	$1,200	$2,694	$3,455
Provision for taxes	(364)	(605)	(802)

Earnings from discontinued operations, net of taxes	$836	$2,089	$2,653

(1)	Cost of products, cost of services and financing interest.

(2)	Expenses for fiscal 2015 included $1.3 billion of separation costs.

(3)

Allocation of interest to Hewlett Packard Enterprise was based on using the average effective interest rate of the debt assumed by Hewlett Packard Enterprise and the debt repaid as part of the Separation. Interest and other, net also includes loss from the early extinguishment of debt in connection with the review of HP’s capital structure and the Separation.

The following table presents the significant non-cash items and capital expenditures of HP’s discontinued operations:

	For the fiscal years ended October 31
	2015	2014	2013
	In millions
Depreciation and amortization	$3,657	$3,861	$4,052
Purchases of property, plant and equipment	$3,020	$3,228	$2,241

The following table presents assets and liabilities that were transferred to Hewlett Packard Enterprise as of November 1, 2015 and are presented as discontinued operations on the Consolidated Balance Sheets:

	As of October 31
	2015	2014
	In millions
Cash and cash equivalents	$9,849	$2,196
Accounts receivable	8,538	8,487
Financing receivables	2,918	2,945
Inventory	2,197	1,884
Other current assets	7,090	6,048

Total current assets of discontinued operations	$30,592	$21,560

Property, plant and equipment	$9,598	$8,543
Goodwill	27,261	25,448
Long-term financing receivables and other non-current assets	9,472	8,246

Total non-current assets of discontinued operations	$46,331	$42,237

Notes payable and short-term borrowings	$691	$892
Accounts payable	5,762	4,774
Employee compensation and benefits	2,861	2,737
Taxes on earnings	587	909
Deferred revenue	5,148	5,144
Other accrued liabilities	6,472	5,437

Total current liabilities of discontinued operations	$21,521	$19,893

Long-term debt	$15,103	$476
Other non-current liabilities	7,346	7,770

Total non-current liabilities of discontinued operations	$22,449	$8,246

Subsequent to the Separation, in conformity with the separation agreement, HP made a final cash transfer of $526 million to Hewlett Packard Enterprise.

In fiscal 2014, certain corporate assets and liabilities were not specifically attributed to any business and were managed centrally at a corporate level and reported in continuing operations, including portions of cash and cash equivalents, property, plant and equipment, pension assets and liabilities and long-term debt. In the fourth quarter of fiscal 2015, these corporate assets and liabilities were assigned and transferred to the appropriate legal entities of Hewlett Packard Enterprise and are included in the amounts reported in discontinued operations in fiscal 2015.